UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2019 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 64.4%
Communication Services - 5.5%
CenturyLink	20,000	$249,600
Discovery, Class C *	19,000	467,780
Walt Disney	6,500	847,080
		1,564,460
Consumer Discretionary - 5.4%
Gildan Activewear	19,000	674,500
LKQ *	12,200	383,690
Winnebago Industries	13,000	498,550
		1,556,740
Consumer Staples - 9.1%
Anheuser-Busch InBev - ADR	9,000	856,350
Crimson Wine Group *	30,000	226,500
Hershey	6,000	929,940
Wal-Mart Stores	5,000	593,400
		2,606,190
Energy - 1.8%
Chevron	4,418	523,975

Financials - 8.2%
Arthur J. Gallagher	7,000	626,990
Berkshire Hathaway, Class A *	2	623,664
Berkshire Hathaway, Class B *	2,900	603,258
Cullen/Frost Bankers	5,500	487,025
		2,340,937
Health Care - 9.1%
Johnson & Johnson	5,500	711,590
Pfizer	20,000	718,600
Thermo Fisher Scientific	4,000	1,165,080
		2,595,270
Industrials - 9.1%
Aerojet Rocketdyne Holdings *	12,000	606,120
Boeing	2,050	779,963
Kansas City Southern	4,600	611,846
Lincoln Electric Holdings	7,000	607,320
		2,605,249
Information Technology - 3.2%
Microsoft	6,500	903,695

Materials - 4.1%
Constellium, Class A *	20,000	254,200
Orion Engineered Carbons	24,000	401,040
Vulcan Materials	3,500	529,340
		1,184,580
Real Estate - 8.9%
Brookfield Asset Management, Class A	17,000	902,530
Texas Pacific Land Trust	2,000	1,299,140
Weyerhaeuser - REIT	12,800	354,560
		2,556,230
Total Common Stocks
(Cost $8,680,792)		18,437,326

CORPORATE BONDS - 22.0%	Par

Communication Services - 1.8%
Qwest
7.125%, 11/15/2043	$250,000	$253,325
Viacom
3.875%, 12/15/2021	250,000	258,507
		511,832
Consumer Discretionary - 3.6%
Advance Auto Parts
4.500%, 12/01/2023	250,000	270,104
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	493,290
Newell Rubbermaid
3.900%, 11/01/2025	250,000	255,514
		1,018,908
Consumer Staples - 3.7%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	258,015
Bunge Limited Finance
3.500%, 11/24/2020	250,000	252,773
Campbell Soup
2.500%, 08/02/2022	300,000	301,200
Constellation Brands
2.250%, 11/06/2020	250,000	250,124
		1,062,112
Energy - 0.9%
Murphy Oil
4.450%, 12/01/2022	250,000	254,375

Financials - 4.1%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	247,590
Old Republic International
3.875%, 08/26/2026	500,000	526,711
Opus Bank
5.500%, 07/01/2026	400,000	406,823
		1,181,124
Health Care - 1.2%
Stryker
4.375%, 01/15/2020	200,000	201,224
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	148,313
		349,537
Industrials - 3.5%
General Electric
5.000%, 12/29/2049	500,000	473,065
Hexcel
4.700%, 08/15/2025	250,000	270,703
Keysight Technologies
4.550%, 10/30/2024	250,000	269,854
		1,013,622

Information Technology - 3.2%
Corning
7.530%, 03/01/2023	110,000	122,731
Intel
2.700%, 12/15/2022	250,000	256,689
KLA-Tencor
4.650%, 11/01/2024	250,000	275,429
Motorola Solutions
3.750%, 05/15/2022	250,000	259,416
		914,265
Total Corporate Bonds
(Cost $6,183,098)		6,305,775

MUNICIPAL BOND - 0.7%
Colony, Texas Local Development Corporation
2.594%, 10/01/2020 - BHAC Insured
Total Municipal Bond
(Cost $190,000)	190,000	190,847

U.S. GOVERNMENT AGENCY ISSUES - 1.8%
Federal Home Loan Mortgage Corporation
2.000%, 12/20/2024 (a)
Total U.S. Government Agency Issues
(Cost $497,767)	500,000	500,538

U.S. TREASURY SECURITY - 1.7%
U.S. Treasury Bond
1.875%, 06/30/2020
Total U.S. Treasury Security
(Cost $500,309)	500,000	500,078

SHORT-TERM INVESTMENTS - 9.3%	Shares/Par
First American Government Obligations, Class Z, 1.87% (b)	1,649,552	1,649,552
United States Treasury Bills
1.780%, 12/26/2019 ^	$500,000	497,874
1.772%, 03/26/2020 ^	500,000	495,643
Total Short-Term Investments
(Cost $2,643,125)		2,643,069

Total Investments - 99.9%
(Cost $18,695,091)		28,577,633
Other Assets and Liabilities, Net - 0.1%		36,533
Total Net Assets - 100.0%		$28,614,166

* Non-income producing security.
(a) Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.
(b) The rate shown is the annualized seven-day effective yield as of September 30, 2019.
^ The rate shown is the effective yield as of September 30, 2019. The rate shown is the effective yield as of September 30, 2019.
ADR - American Depositary Receipt
BHAC - Berkshire Hathaway Assurance Corporation
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS®") was developed by and is the exclusive Property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,437,326	$-	$-	$18,437,326
Corporate Bonds	-	6,305,775	-	6,305,775
Municipal Bond	-	190,847	-	190,847
U.S. Government Agency Issues	-	500,538	-	500,538
U.S. Treasury Security	500,078	-	-	500,078
Short-Term Investment	1,649,552	993,517	-	2,643,069
Total Investments in Securities	$20,586,956	$7,990,677	$-	$28,577,633

Refer to Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   November 21, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   November 21, 2019